EMPLOYEE BENEFITS EXPENSE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
EMPLOYEE BENEFITS EXPENSE
Salaries and wages	$ 10,536,409	$ 9,583,936	$ 8,477,335
Pension plan and employment insurance	506,025	458,276	418,303
Contribution to defined contribution pension plan	198,342	182,449	170,358
Health benefits	765,948	651,269	476,217
Cash-based employee expenses	12,006,724	10,875,930	9,542,213
Employee termination expenses		26,050	761,354
Share-based payments	4,905,812	3,189,808	3,292,877
Total employee expenses	$ 16,912,536	$ 14,091,788	$ 13,596,444